UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7066

Western Asset Emerging Markets Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET EMERGING MARKETS
INCOME FUND INC.

FORM N-Q

May 31, 2007

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited)

May 31, 2007

Face Amount†		Security	Value
SOVEREIGN BONDS — 57.5%
Argentina — 4.7%
		Republic of Argentina:
500,000	DEM	7.000% due 3/18/04 (a)	$120,798
1,000,000	EUR	9.000% due 4/26/06 (a)	460,748
550,000	EUR	9.000% due 7/6/10 (a)	247,862
950,000	DEM	11.750% due 11/13/26 (a)	216,447
583,800	ARS	Bonds, 2.000% due 1/3/10 (b)	408,362
34,000		Bonds, Series VII, 7.000% due 9/12/13	32,686
650,276	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	286,381
		GDP Linked Securities:
490,000		0.624% due 12/15/35 (b)	77,665
10,662,020	ARS	0.649% due 12/15/35 (b)	464,513
600,000	EUR	0.662% due 12/15/35 (b)	122,445
		Medium-Term Notes:
500,000,000	ITL	7.000% due 3/18/04 (a)	118,981
1,000,000	EUR	10.000% due 2/22/07 (a)	474,201
		Total Argentina	3,031,089
Brazil — 11.4%
		Brazil Nota do Tesouro Nacional:
1,018,000	BRL	Series B, 6.000% due 5/15/45	877,653
4,843,000	BRL	Series F, 10.000% due 7/1/10 (c)	2,488,789
		Federative Republic of Brazil:
1,795,000		11.000% due 8/17/40 (c)	2,406,646
		Collective Action Securities:
755,000		8.750% due 2/4/25	976,215
592,000		Notes, 8.000% due 1/15/18	661,856
		Total Brazil	7,411,159
Colombia — 3.5%
2,020,000		Republic of Colombia, 7.375% due 9/18/37	2,260,380
Ecuador — 1.2%
877,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	787,546
El Salvador — 0.8%
		Republic of El Salvador:
92,000		7.750% due 1/24/23 (d)	107,410
323,000		8.250% due 4/10/32 (d)	402,135
		Total El Salvador	509,545
Mexico — 10.7%
		United Mexican States:
325,000		11.375% due 9/15/16	462,109
		Medium-Term Notes:
4,970,000		5.625% due 1/15/17 (c)	4,981,182
		Series A:
471,000		6.625% due 3/3/15	505,619
917,000		6.750% due 9/27/34	1,021,309
		Total Mexico	6,970,219
Panama — 4.3%
		Republic of Panama:
5,000		9.625% due 2/8/11	5,660
934,000		9.375% due 4/1/29	1,273,742

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Panama — 4.3% (continued)
1,439,000		6.700% due 1/26/36	$1,518,145
		Total Panama	2,797,547
Peru — 0.3%
202,000		Republic of Peru, Bonds, 6.550% due 3/14/37	210,888
Russia — 3.9%
		Russian Federation:
750,000		11.000% due 7/24/18 (d)	1,066,875
455,000		12.750% due 6/24/28 (d)	825,256
600,980		7.500% due 3/31/30 (d)	674,781
		Total Russia	2,566,912
Turkey — 8.3%
		Republic of Turkey:
920,000	TRY	14.000% due 1/19/11	643,328
919,000		11.875% due 1/15/30	1,433,640
3,465,000		Notes, 6.875% due 3/17/36 (c)	3,356,719
		Total Turkey	5,433,687
Uruguay — 1.3%
188,066		Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	213,925
562,724		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (e)	656,699
		Total Uruguay	870,624
Venezuela — 7.1%
		Bolivarian Republic of Venezuela:
1,053,000		8.500% due 10/8/14 (c)	1,122,761
1,089,000		5.750% due 2/26/16	977,377
217,000		7.650% due 4/21/25	217,977
		Collective Action Securities:
844,000		9.375% due 1/13/34	984,315
1,100,000		Notes, 10.750% due 9/19/13 (c)	1,285,075
		Total Venezuela	4,587,505
		TOTAL SOVEREIGN BONDS
		(Cost — $34,662,462)	37,437,101
CORPORATE BONDS & NOTES — 33.7%
Brazil — 5.4%
420,000		Globo Communicacoes Participacao SA, Bonds, 7.250% due 4/26/22 (d)	417,329
		Vale Overseas Ltd., Notes:
471,000		8.250% due 1/17/34	565,075
2,437,000		6.875% due 11/21/36 (c)	2,502,278
		Total Brazil	3,484,682
Chile — 1.4%
861,000		Enersis SA, Notes, 7.375% due 1/15/14	920,543
El Salvador — 0.2%
131,000		MMG Fiduciary Trust Corp., 6.750% due 2/1/16 (d)	130,441
India — 0.2%
114,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(d)	111,364
Kazakhstan — 1.5%
340,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (d)	342,550
320,000		HSBK Europe BV, 7.250% due 5/3/17 (d)	316,925

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Kazakhstan — 1.5% (continued)
320,000		TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (d)	$317,600
		Total Kazakhstan	977,075
Mexico — 7.4%
		Axtel SAB de CV:
40,000		11.000% due 12/15/13	44,800
1,240,000		7.625% due 2/1/17 (d)	1,255,500
240,000		Senior Notes, 7.625% due 2/1/17 (d)	243,000
160,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(d)	161,426
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
100,000		9.375% due 5/1/12	108,500
20,000		12.500% due 6/15/12	21,400
		Pemex Project Funding Master Trust:
850,000		8.000% due 11/15/11	932,875
1,948,000		Bonds, 6.625% due 6/15/35 (c)	2,067,315
		Total Mexico	4,834,816
Russia — 12.6%
1,880,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (c)(d)	2,427,644
		Gazprom:
		Bonds:
39,330,000	RUB	Series A7, 6.790% due 10/29/09	1,531,509
13,110,000	RUB	Series A8, 7.000% due 10/27/11	511,009
		Loan Participation Notes:
170,000		6.212% due 11/22/16 (d)	170,425
160,000		6.510% due 3/7/22 (d)	163,200
17,410,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	681,530
		Russian Agricultural Bank:
1,139,000		Bonds, 6.299% due 5/15/17 (d)	1,145,264
768,000		Notes, 7.175% due 5/16/13 (d)	815,040
		TNK-BP Finance SA:
470,000		7.500% due 7/18/16 (d)	494,205
100,000		6.625% due 3/20/17 (d)	98,550
150,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	161,490
		Total Russia	8,199,866
Thailand — 0.9%
570,000		True Move Co., Ltd., 10.750% due 12/16/13 (d)	611,325
United States — 1.1%
640,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	700,800
Venezuela — 3.0%
1,930,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	1,978,250
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $21,290,048)	21,949,162
LOAN PARTICIPATIONS — 0.2%
United States — 0.2%
18,564		Ashmore Energy International, Synthetic Revolving Department, 8.250% due 3/30/14 (b) (Credit Suisse) ‡	18,691
141,436		Ashmore Energy Term Loan, 8.350% due 3/30/14 (b) (Credit Suisse) ‡	142,409
		TOTAL LOAN PARTICIPATIONS
		(Cost — $159,606)	161,100

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Warrants	Security	Value
WARRANT — 0.1%
1,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $46,500)	$56,250
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $56,158,616)	59,603,613

Face Amount†
SHORT-TERM INVESTMENTS — 8.5%
Credit Linked Note — 0.9%
600,000		UBS AG Jersey Branch, Medium-Term Notes, 9.448% due 7/12/07 (c)
		(Cost - $618,508)	618,508
Sovereign Bonds — 6.3%
		Bank Negara Malaysia Monetary Notes:
2,310,000	MYR	Zero coupon bond to yield 3.340% due 8/9/07	675,446
2,244,000	MYR	Zero coupon bond to yield 3.200% due 8/9/07	656,322
		Egypt Treasury Bills:
14,800,000	EGP	Zero coupon bond to yield 9.543% due 10/30/07	2,504,615
1,500,000	EGP	Zero coupon bond to yield 9.491% due 11/6/07	253,464
		Total Sovereign Bonds
		(Cost — $4,065,886)	4,089,847
U.S. Government Agencies — 0.4%
		Federal National Mortgage Association (FNMA), Discount Notes:
100,000		5.197% due 6/25/07 (f)(g)	99,666
150,000		5.192% due 6/27/07 (f)(g)	149,444
		Total U.S. Government Agencies
		(Cost — $249,110)	249,110
Repurchase Agreement — 0.9%
592,000

Nomura Securities International Inc. repurchase agreement dated 5/31/07, 5.200% due 6/1/07; Proceeds at maturity - $592,086; (Fully collateralized by U.S. government agency obligations, 0.000% due 10/15/2020; Market value - $604,145)

		(Cost - $592,000) (c)	592,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $5,525,504)	5,549,465
		TOTAL INVESTMENTS — 100.0% (Cost — $61,684,120#)	$65,153,078

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
‡	Participation interest was acquired through the financial institution indicated parenthetically.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
(c)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Dollar
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

GDP - Gross Domestic Product
ITL - Italian Lira
MYR - Malaysian Ringgit
RUB - Russian Ruble
TRY - Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund Inc. (formerly known as Salomon Brothers Emerging Markets Income Fun, Inc. ) (the “Fund”) was incorporated in Maryland on July 30, 1992 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments.  The Fund recognizes an unrealized gain or loss equal to the daily variation margin.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations.  The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Schedule of Investments (unaudited) (continued)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,628,551
Gross unrealized depreciation	(159,593)
Net unrealized appreciation	$3,468,958

At May 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes	149	9/07	$15,637,940	$15,561,187	$(76,753)

Contracts to Sell:
U.S. Treasury 10 Year Notes	59	9/07	6,301,557	6,276,125	25,432
Net Unrealized Loss on Open Futures Contracts					$(51,321)

Transactions in reverse repurchase agreements for the Fund during the period ended May 31, 2007 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$2,124,123	3.32%	$3,339,595

Interest rates on reverse repurchase agreements ranged from 0.35% to 5.25% during the period ended May 31, 2007. Interest expense incurred on reverse repurchase agreements totaled $53,487.

Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2007, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$503,625	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 5/31/07 bearing 3.900% to be repurchased at $504,388 on 6/14/07 collateralized by: $314,000 Republic of Turkey, 11.875% due 1/15/30;
	Market value (including accrued interest)-$503,952	$503,625
163,364

Reverse Repurchase Agreement with Credit Suisse First Boston, dated 5/31/07 bearing 4.750% to be repurchased at $163,536 on 6/18/07 collateralized by: $149,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34;

	Market value (including accrued interest)-$179,146	163,364
852,445

Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 3/28/07 bearing 3.750% to be repurchased at $862,480 on 7/19/07 collateralized by: $605,000 Republic of Turkey, 11.875% due 1/15/30;

	Market value (including accrued interest)-$970,989	852,445

	Total Reverse Repurchase Agreements
	(Cost — $1,519,434)	$1,519,434

At May 31, 2007, the Fund held loan participations with a total cost of $159,606 and total market value of $161,100.

ITEM 2.                 CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                 EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 27, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  July 27, 2007